Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 4,541	$ 4,360
Unrecognized tax benefits - Increases for tax positions related to the current year	791	217
Unrecognized tax benefits - Increases for tax positions related to prior years	991	848
Unrecognized tax benefits - Decreases for tax positions related to prior years	(1,426)	(1,066)
Unrecognized tax benefits - lapse of statute of limitations	(29)	0
Unrecognized tax benefits - Settlements	(75)	182
Unrecognized tax benefits - Balance at end of year	4,793	4,541
Unrecognized tax benefits - Accrued interest and penalties	977	1,312
Gross unrecognized income tax benefits	5,770	5,853
Less: Deferred federal and state income tax benefits	(610)	(797)
Less: Tax attributable to timing items included above	(2,448)	(2,331)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 2,712	$ 2,725